Organization and Nature of Operations - Summary of Ownership of Subsidiaries and VIEs (Details)	12 Months Ended
Dec. 31, 2020
Agora Lab, Inc.
Variable Interest Entity [Line Items]
Percent ownership of subsidiary	100.00%
Agora IO, Inc
Variable Interest Entity [Line Items]
Percent ownership of subsidiary	100.00%
Agora IO Hongkong Limited
Variable Interest Entity [Line Items]
Percent ownership of subsidiary	100.00%
Dayin Network Technology Co., Ltd. (“Dayin”)
Variable Interest Entity [Line Items]
Percent ownership of subsidiary	100.00%
Shanghai Jiyin Network Technology Co., Ltd. (“Jiyin”)
Variable Interest Entity [Line Items]
Percent ownership of subsidiary	100.00%
Agora.IO Ltd
Variable Interest Entity [Line Items]
Percent ownership of subsidiary	100.00%
Agora IO Singapore PTE. Ltd.
Variable Interest Entity [Line Items]
Percent ownership of subsidiary	100.00%
Shanghai Zhaoyan Network Technology Co., Ltd. (“Zhaoyan”) | VIE
Variable Interest Entity [Line Items]
Percent ownership of variable interest entity	100.00%